Nature of Operations and Basis of Presentation	12 Months Ended
Dec. 31, 2025
Nature of Operations
Nature of Operations and Basis of Presentation
1.	Nature of Operations and Basis of Presentation

Swarmer, Inc a Delaware corporation, and its wholly owned subsidiaries (collectively the “Company”) is a provider of autonomous drone swarm software and artificial intelligence solutions, specializing in vendor- agnostic technologies that address critical operational challenges faced by modern military forces. The Company’s primary customer base consists of drone manufacturers who license Swarmer’s software for integration with their hardware platforms. Swarmer delivers software platforms and AI systems that enable military organizations to deploy and coordinate large-scale unmanned systems operations without requiring proportional increases in trained operators. The Company’s primary mission areas include autonomous swarm coordination, multi-domain unmanned systems integration, AI-powered collaborative autonomy, and command and control software for distributed robotic operations.

On October 22, 2025, in contemplation of an initial public offering (“IPO”), Swarmer, Inc entered into a series of transactions with the Company’s Chief Executive Office (Global) who was the sole shareholder of Autonomous Robotics Systems LLC (“ARS”), a private Ukrainian company and Swarmer Estonia OÜ (“Estonia”), a private Estonian company whereby Swarmer, Inc acquired 100% of the outstanding equity interests of ARS and Estonia for nominal consideration (collectively the “Reorganization”). Prior to completing the Reorganization, Swarmer, Inc, ARS and Estonia were under common control and management of the Company’s Chief Executive Officer (Global) from inception to September 22, 2025 and under common management from September 22, 2025 to October 22, 2025.

On September 22, 2025, the Company issued Series A-1 preferred stock and all outstanding SAFEs converted into shares of Series A preferred stock. These preferred shares had voting rights. As a result, the Company’s Chief Executive Officer (Global) no longer had a controlling interest in Swarmer Inc. These transactions were done with the expectation of the Reorganization that took place the following month.

At the time of the Reorganization, Estonia was a dormant entity and ARS’s net assets were comprised of cash, prepaid and other assets, accounts payable, accrued liabilities, grant advance and other liabilities. Given the nature of these assets and liabilities there is no significant difference between the fair value and their carrying value. Additionally, there were no other acquired assets or assumed liabilities that would be recorded if Swarmer Inc. applied the acquisition method of accounting under ASC 805 Business Combinations. Accordingly, Swarmer, Inc continued to report these acquired assets and liabilities of ARS at their historical carrying value in the consolidated financial statements post Reorganization.

The accompanying consolidated financial statements of Swarmer, Inc represent the financial statement combination of Swarmer, Inc, ARS and Estonia under common control and/or common management of the Company’s Chief Executive Officer (Global) from inception through October 22, 2025 and the consolidated financial statements of Swarmer, Inc and its wholly owned subsidiaries, ARS and Estonia, from October 22, 2025 to December 31, 2025 due to the Reorganization. The Company believes that this financial statement presentation provides the most useful information for investors. The financial statements for all periods presented, including the historical periods prior to the Reorganization on October 22, 2025 are referred to as the “Consolidated Financial Statements.”

The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Any reference in these notes to applicable guidance is meant to refer to U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and the Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”) and SEC.